Prepaid Expenses and Other Current Assets (Tables)	3 Months Ended
Mar. 31, 2021
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following (in thousands):

	March 31,	December 31,
	2021	2020
U.K. R&D tax credit	$16,736	$16,017
Prepaid tax	1,605	3,080
Other current assets	9,377	9,008
	$27,718	$28,105